Additional Statements of Cash Flows	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Additional Statements of Cash Flows
33.	ADDITIONAL STATEMENTS OF CASH FLOWS
The following table presents additional information on transactions related to the cash flow statement:

	2019	2018	2017
Non-cash items
Hedge accounting, net of tax effects	70,569	51,165	9,172
Finance lease of new administrative building	-	-	8,739
Dividends and interest on equity declared and not yet paid	110,671	111,449	213,840
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	(18,645)	6,797	1,875